UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      May 31

Date of reporting period:     November 30, 2004

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Bond Fund

11.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 26

For more information
page 41


Dear Fellow Shareholders,

The stock market made little, if any, headway for much of 2004, before finally rallying in November. After a strong start in January, the market faded and remained dull as it wrestled with a variety of uncertainties. Questions about the continuing strength of the economy, the effects of rising interest rates, and expectations for corporate earnings growth kept investors jittery. In addition, record high crude oil prices, terrorism and the uncertainty of a closely contested U.S. presidential race all weighed on the market. The picture brightened in early November with the election behind us and oil prices moderating somewhat. With one month left to go, the market seems poised to produce single-digit returns for 2004, barring some major negative occurrence.

Year-to-date through November 30, 2004, the Standard & Poor's 500 Index was up 7.23%, while the Dow Jones Industrial Average advanced 1.67% and the Nasdaq Composite Index rallied from its negative stance in October to return 4.66% through November 30. Despite the Federal Reserve's four hikes in short-term interest rates, bonds still produced positive results, with the Lehman Brothers Aggregate Bond Index up 3.39%.

The way this year has played out in the financial markets serves as a good reminder of why keeping a long-term perspective is such a critical element of successful investing. Getting caught up in the day-to-day twists and turns of the market and trying to act on them can wreak havoc with your portfolio and derail progress toward meeting your overall financial objectives.

Since no one can predict the market's moves, the best way to reach your goals is to stay invested and stick to your plan. Investing should be a marathon, not a sprint. Do not try to time the market, and make sure you work with your investment professional to ensure that your portfolio remains properly diversified to meet your long-term objectives. For example, after several years of dominance, small-cap stocks and value stocks could now represent higher percentages of your portfolio than you may want. If you are comfortable with your financial plan, it becomes easier to ride out the market's daily ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson
Chief Executive Officer

This commentary reflects the CEO's views as of November 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income consistent
with prudent
investment risk by
investing at least
80% of its assets in a
diversified portfolio
of bonds and other
debt securities,
including corporate
bonds and U.S.
government and
agency securities.

Over the last six months

* Despite a series of interest rate increases by the Federal Reserve, the bond market produced positive results.

* Lower-rated corporate bonds and mortgage-backed securities posted the best returns.

* The Fund's defensive positioning, with reduced interest rate sensitivity and higher credit quality, enhanced performance.


[Bar chart with heading "John Hancock Bond Fund." Under the heading is a note that reads "Fund performance for the six months ended November 30, 2004." The chart is scaled in increments of 3% with 0% at the bottom and 6% at the top. The first bar represents the 4.14% total return for Class A. The second bar represents the 3.78% total return for Class B. The third bar represents the 3.78% total return for Class C. The fourth bar represents the 4.38% total return for Class I. The fifth bar represents the 4.09% total return for Class R. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]


Top 10 issuers

22.1%   Federal National Mortgage Assn.
 7.3%   Federal Home Loan Mortgage Corp.
 7.2%   United States Treasury
 3.2%   Financing Corp.
 1.1%   Government National Mortgage Assn.
 0.9%   Sprint Capital Corp.
 0.9%   Salton Sea Funding Corp.
 0.8%   Royal Bank of Scotland Group Plc
 0.8%   Midland Funding Corp. II
 0.8%   Residential Asset Mortgage Products, Inc.

As a percentage of net assets on November 30, 2004.

BY HOWARD C. GREENE, CFA, BARRY H. EVANS, CFA AND
BENJAMIN A. MATTHEWS, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Bond Fund

The bond market rallied modestly during the six months ended November 30, 2004. The big story during the period was a series of short-term interest rate increases by the Federal Reserve -- its first rate hikes in more than four years. Beginning in June, the Fed raised its federal funds rate target four times in five months, each time by a quarter point. As a result, the federal funds rate doubled from 1% (a 46-year low) to 2%. The Fed's well-anticipated rate hikes came in response to improving employment growth, which accelerated during the second quarter and recently picked up again after a sluggish summer. Cautionary signs of inflation, including record-high oil prices and rising wholesale costs, also factored into the Fed's decision.

As the Fed raised rates, the yields of shorter-term Treasury securities -- those maturing in three years or less -- also rose. However, Treasury securities with maturities of five years or more saw their yields decline during the period, reflecting the bond market's longer-term confidence that the Fed's gradual rate increases will keep inflation in check and the economy growing at a moderate pace.

For the six-month period, the overall bond market posted positive results, as the broad Lehman Brothers U.S. Aggregate Index returned 3.82%. All segments of the bond market gained ground during the period, but corporate bonds continued to be the best performers, led by lower-quality issues. Mortgage-backed securities also posted solid returns, while Treasury and government agency bonds lagged.

"The bond market rallied
 modestly during the six months
 ended November 30, 2004."

Fund performance

For the six months ended November 30, 2004, John Hancock Bond Fund's Class A, Class B, Class C, Class I and Class R shares posted total returns of 4.14%, 3.78%, 3.78%, 4.38% and 4.09%, respectively, at net asset value.
These results outpaced the 3.71% return of the average A-rated corporate debt fund, according to Lipper, Inc., 1 and the 3.72% return of the Lehman Brothers

Government/Credit Bond Index. Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.


[Photos of Howard Greene, Barry Evans and Ben Matthews flush right next to first paragraph.]


Playing defense

Our primary strategy during the past six months was to position the portfolio defensively, lowering its risk profile to protect against the negative effects of rising interest rates. Our defensive approach included reducing the portfolio's interest rate sensitivity, trading up in credit quality, and increasing our exposure to securities that tend to fare better when rates rise, such as floating-rate notes.

Less interest rate sensitivity

In anticipation of higher interest rates -- which generally lead to declining bond prices -- we began reducing the Fund's sensitivity to interest rates in early 2004, and we continued to do so during the past six months. This positioning actually hurt relative performance somewhat during the period because rates on longer-term bonds declined, but we would rather err on the side of caution when it comes to protecting our shareholders' investments.

"On balance, individual security
 selection in the corporate sector
 provided a lift to performance..."

We also reduced our holdings of intermediate-term bonds -- those maturing in five to ten years -- and expanded our positions in shorter-term and longer-term bonds. This approach tends to produce the best results in a rising interest rate environment as short- and long-term yields generally converge. Among longer-term bonds, we focused on Treasury and high-quality corporate securities; at the short end of the maturity spectrum, we added floating-rate notes (which reset their interest rates at regular intervals), adjustable-rate mortgages and investment-grade corporate bonds maturing in less than two years.

Upgrading credit quality

Another part of our defensive strategy was reducing the portfolio's overall credit risk. Lower-quality corporate bonds significantly outperformed the rest of the bond market over the past two years, and the portfolio benefited from its holdings in this segment of the market. However, given the elevated valuations of lower-rated bonds, we have been selling some of our below-investment-grade corporate securities and replacing them with higher-quality corporate bonds and mortgage-backed securities.


[Table at top left-hand side of page entitled "Top five industry sectors." The first listing is Government - U.S. agencies 34%, the second is Financials 17%, the third is Utilities 9%, the fourth is Government - U.S. 7% and the fifth is Consumer discretionary 6%.]


Nonetheless, we have maintained some exposure to lower-quality bonds, with an emphasis on securities that are candidates for a credit rating upgrade, particularly to investment-grade status. Bonds that are upgraded to an investment-grade credit rating typically realize a meaningful increase in value. Bonds in the portfolio that performed well after a recent credit upgrade include finance company Capital One and real estate investment trust iStar Financial.

Winners and laggards among corporate bonds

On balance, individual security selection in the corporate sector provided a lift to performance. One of the portfolio's top performers was forest products maker Weyerhaeuser, which benefited from better market conditions and the favorable economic environment. Duke Capital, a subsidiary of utility Duke Energy, was another strong performer in the portfolio as the company improved its balance sheet and operating performance.


[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 11-30-04." The chart is divided into three sections (from top to right): Corporate bonds 55%, U.S. government & agency bonds 41% and Short-term investments & other 4%.]


On the downside, Hospital Corporation of America (HCA) detracted from performance. The company's operating results did not improve as forecast, and although HCA had made overtures about reducing its debt load, the company instead chose to undertake a $2.5 billion share repurchase. Consequently, we reduced our holdings.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is XM Satellite Radio, followed by an up arrow with the phrase "Strong subscriber growth; successful new products and services." The second listing is Corn Products International, followed by an up arrow with the phrase "Put on positive credit watch for a possible upgrade." The third listing is Muzak, followed by a down arrow with the phrase "Challenged by a high cost structure and limited top-line growth."]


Mortgage-backed securities outperform

We increased our position in mortgage-backed securities during the period as part of the general upgrade in the portfolio's credit quality. Mortgage-backed bonds performed well, benefiting from reduced interest rate volatility and slowing refinancing activity. We applied our defensive strategy to the portfolio's mortgage-backed holdings by investing in adjustable-rate and 15-year mortgages, both of which are less interest-rate sensitive than traditional 30-year mortgages.

Outlook

We expect the economy to continue growing at a moderate but steady rate, which should lead the Fed to continue raising short-term interest rates through the first half of 2005. Bond yields will likely follow suit, though we expect short-term rates to rise more than longer-term yields.

"We expect the economy to continue
 growing at a moderate but steady
 rate, which should lead the Fed
 to continue raising short-term
 interest rates..."

As a result, we believe the best way to serve our shareholders is to maintain our current defensive strategy. We intend to continue reducing the portfolio's interest rate sensitivity and upgrading its credit quality.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

 A LOOK AT
PERFORMANCE

For the period ended
November 30, 2004

                  Class A      Class B      Class C      Class I 1    Class R 1
Inception date    11-9-73     11-23-93      10-1-98       9-4-01       8-5-03

Average annual returns with maximum sales charge (POP)
One year            -0.09%       -1.10%        2.89%        5.12%        4.43%
Five years           6.09         6.02         6.33           --           --
Ten years            7.02         6.93           --           --           --
Since inception        --           --         4.76         6.36         6.42

Cumulative total returns with maximum sales charge (POP)
Six months          -0.57        -1.22         2.78         4.38         4.09
One year            -0.09        -1.10         2.89         5.12         4.43
Five years          34.42        33.95        35.91           --           --
Ten years           97.13        95.42           --           --           --
Since inception        --           --        33.23        22.08         8.56

SEC 30-day yield as of November 30, 2004
                     3.68         3.15         3.15         4.31         3.81

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Government/Credit Bond Index.

             Cum Value    Cum Value     Lehman Brothers
               of $10K      of $10K   Government/Credit
Plot Date     (No Load)     (W/Load)         Bond Index

11-30-94       $10,000       $9,500             $10,000
12-31-94        10,097        9,644              10,066
5-31-95         11,233       10,729              11,164
11-30-95        11,866       11,334              11,829
5-31-96         11,764       11,237              11,622
11-30-96        12,644       12,077              12,491
5-31-97         12,832       12,257              12,540
11-30-97        13,651       13,039              13,416
5-31-98         14,185       13,549              13,980
11-30-98        14,729       14,069              14,804
5-31-99         14,628       13,973              14,548
11-30-99        14,670       14,012              14,611
5-31-00         14,762       14,101              14,826
11-30-00        15,779       15,072              15,929
5-31-01         16,590       15,847              16,733
11-30-01        17,386       16,608              17,764
5-31-02         17,603       16,814              18,046
11-30-02        18,144       17,331              19,064
5-31-03         19,761       18,876              20,675
11-30-03        19,733       18,849              20,283
5-31-04         19,822       18,934              20,360
11-30-04        20,637       19,713              21,117


[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents Lehman Brothers Government/Credit Bond Index and is equal to $21,117 as of November 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund, without sales charge (NAV) and is equal to $20,637 as of November 30, 2004. The third line represents the same hypothetical $10,000 investment made in the John Hancock Bond Fund, with maximum sales charge (POP) and is equal to $19,713 as of November 30, 2004.]


                           Class B 1    Class C 1    Class I 2    Class R 2
Period beginning          11-30-94      10-1-98       9-4-01       8-5-03
Bond Fund                  $19,542      $13,323      $12,208      $10,856
Index                       21,117       14,160       12,205       10,707

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C, Class I and Class R shares, respectively, as of November 30, 2004. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government/Credit Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on May 31, 2004, with the same investment held until November 30, 2004.

Account value                            Expenses paid
$1,000.00          Ending value          during period
on 5-31-04          on 11-30-04         ended 11-30-04 1
-------------------------------------------------------------
Class A               $1,041.40                  $5.58
Class B                1,037.80                   9.15
Class C                1,037.80                   9.15
Class I                1,043.80                   3.25
Class R                1,040.90                   6.01

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2004 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypthetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on May 31, 2004, with the same investment held until November 30, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                            Expenses paid
$1,000.00          Ending value          during period
on 5-31-04          on 11-30-04         ended 11-30-04 1
-------------------------------------------------------------
Class A               $1,019.60                  $5.52
Class B                1,016.09                   9.05
Class C                1,016.09                   9.05
Class I                1,021.89                   3.22
Class R                1,019.18                   5.94

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.09%, 1.79%, 1.79%, 0.63% and 1.17% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
November 30, 2004
(unaudited)

This schedule is divided into four main categories: bonds, preferred stocks, U.S. government and agencies securities and short-term investments. Bonds, preferred stocks and U.S. government and agencies securities are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)           Value
Bonds 54.88%                                                                                             $666,177,685
(Cost $648,867,090)

Agricultural Products 0.71%                                                                                 8,585,888
Corn Products International, Inc.,
Sr Note                                                         8.450% 08-15-09  BBB-          $7,515       8,585,888

Airlines 0.85%                                                                                             10,308,249
American Airlines, Inc.,
Pass Thru Ctf Ser 2001-2 (L)                                    7.858  10-01-11  A-             4,200       4,327,274
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A                                       6.545  02-02-19  A-             3,933       3,820,703
Jet Equipment Trust,
Equipment Trust Ctf Ser 95B2 (B)(H)(S)                         10.910  08-15-14  D              5,800          29,000
Northwest Airlines Corp.,
Pass Thru Ctf Ser 1996-1C                                      10.150  01-02-05  CCC+             340         332,931
Pass Thru Ctf Ser 1996-1D                                       8.970  01-02-15  CCC+           2,724       1,798,341

Automobile Manufacturers 0.53%                                                                              6,474,889
DaimlerChrysler North America Holding Corp.,
Floating Rate Med Term Note Ser D (P)                           2.960  05-24-06  BBB            4,755       4,780,026
General Motors Corp.,
Sr Deb                                                          8.375  07-15-33  BBB-           1,665       1,694,863

Broadcasting & Cable TV 2.97%                                                                              36,046,073
British Sky Broadcasting Group Plc,
Gtd Note (United Kingdom)                                       7.300  10-15-06  BBB-           2,350       2,504,729
Continental Cablevision, Inc.,
Deb                                                             9.500  08-01-13  BBB            3,280       3,568,935
Cox Enterprises,
Note (S)                                                        7.875  09-15-10  BBB            2,515       2,804,995
Grupo Televisa S.A.,
Note (Mexico)                                                   8.000  09-13-11  BBB-           2,465       2,834,750
Innova S. de R.L.,
Note (Mexico)                                                   9.375  09-19-13  B+             1,635       1,851,637
Sr Note (Mexico)                                               12.875  04-01-07  B+               314         317,598

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)           Value
Broadcasting & Cable TV (continued)
Liberty Media Corp.,
Floating Rate Sr Note (P)                                       3.380% 09-17-06  BBB-          $7,635      $7,733,568
Rogers Cablesystems Ltd.,
Sr Note Ser B (Canada)                                         10.000  03-15-05  BB+            4,880       4,953,200
Shaw Communications, Inc.,
Sr Note (Canada)                                                8.250  04-11-10  BB+            2,260       2,576,400
TCI Communications, Inc.,
Deb                                                             9.800  02-01-12  BBB            2,550       3,238,074
XM Satellite Radio, Inc.,
Sr Sec Disc Note (Zero to 12-31-05
then 14.00%) (O)                                                 Zero  12-31-09  CCC+           1,895       1,916,682
Sr Sec Note                                                    12.000  06-15-10  CCC+           1,473       1,745,505

Casinos & Gaming 0.74%                                                                                      8,962,580
Harrah's Operating Co., Inc.,
Sr Note                                                         7.125  06-01-07  BBB-           2,940       3,154,617
Mohegan Tribal Gaming Auth.,
Sr Sub Note (S)                                                 7.125  08-15-14  B+             1,050       1,110,375
MTR Gaming Group, Inc.,
Sr Note Ser B                                                   9.750  04-01-10  B+             1,120       1,220,800
Waterford Gaming LLC,
Sr Note (S)                                                     8.625  09-15-12  B+               940       1,005,800
Wynn Las Vegas LLC,
1st Mtg Note (N)(S)                                             6.625  12-01-14  B+             2,515       2,470,988

Commodity Chemicals 0.28%                                                                                   3,406,001
RPM International, Inc.,
Sr Note                                                         6.250  12-15-13  BBB            3,305       3,406,001

Construction & Farm Machinery & Heavy Trucks 0.19%                                                          2,255,000
Case Corp.,
Note                                                            7.250  08-01-05  BB-            2,200       2,255,000

Consumer Finance 1.85%                                                                                     22,400,401
Capital One Bank,
Sr Note                                                         8.250  06-15-05  BBB            3,000       3,081,708
Capital One Financial Corp.,
Note (L)                                                        7.250  05-01-06  BBB-           1,940       2,041,029
Ford Motor Credit Co.,
Floating Rate Note (P)                                          3.240  11-16-06  BBB-           4,515       4,513,722
Note                                                            7.375  10-28-09  BBB-             995       1,068,214
Note                                                            6.875  02-01-06  BBB-           3,035       3,136,187

See notes to
financial statements.


11


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)           Value
Consumer Finance (continued)
General Motors Acceptance Corp.,
Note                                                            7.250% 03-02-11  BBB-          $1,395      $1,454,349
Note                                                            6.750  12-01-14  BBB-           1,225       1,208,349
Household Finance Corp.,
Note                                                            6.750  05-15-11  A              4,140       4,627,667
Note                                                            6.375  10-15-11  A              1,155       1,269,176

Department Stores 0.54%                                                                                     6,559,406
Penney J.C. Co., Inc.,
Deb (L)                                                         7.650  08-15-16  BB+            5,735       6,559,406

Diversified Banks 1.54%                                                                                    18,718,686
Bank of New York,
Cap Security (S)                                                7.780  12-01-26  A-             5,050       5,451,828
Citigroup, Inc.,
Sub Bond                                                        6.000  10-31-33  A+             4,800       4,859,213
HSBC Bank USA, Inc.,
Sub Note                                                        5.875  11-01-34  A+             1,750       1,722,579
JP Morgan Chase & Co.,
Sub Bond                                                        5.125  09-15-14  A              2,495       2,484,945
Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13
then variable) (S)                                              5.260  12-29-49  AA             1,180       1,192,191
Wachovia Corp.,
Sub Note                                                        5.250  08-01-14  A-             2,970       3,007,930

Diversified Commercial Services 0.52%                                                                       6,284,615
Cendant Corp.,
Note                                                            6.875  08-15-06  BBB            4,200       4,431,265
Sotheby's Holdings, Inc.,
Note                                                            6.875  02-01-09  BB-            1,835       1,853,350

Diversified Financial Services (Other) 2.45%                                                               29,680,124
General Electric Capital Corp.,
Med Term Note Ser A                                             6.750  03-15-32  AAA            2,620       2,994,186
Med Term Note Ser A                                             2.970  07-26-06  AAA            4,405       4,389,226
Glencore Funding LLC,
Gtd Note (S)                                                    6.000  04-15-14  BBB            4,860       4,614,006
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31
then variable) (United Kingdom)                                 7.648  08-29-49  A              8,055       9,675,819

See notes to
financial statements.


12


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)           Value
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17
then variable) (Australia) (S)                                  8.485% 12-31-49  Baa1          $4,555      $5,131,654
Westpac Capital Trust III,
Perpetual Sub Bond (5.819% to 09-30-13
then variable) (S)                                              5.819  12-29-49  A2             2,775       2,875,233

Diversified Metals & Mining 0.19%                                                                           2,245,000
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note                                                        10.125  02-01-10  B              2,000       2,245,000

Electric Utilities 7.38%                                                                                   89,604,014
AES Eastern Energy L.P.,
Pass Thru Ctf Ser 1999-A (L)                                    9.000  01-02-17  BB+            3,549       4,113,011
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond                                       9.000  06-01-17  BB+            6,799       7,995,352
BVPS II Funding Corp.,
Collateralized Lease Bond                                       8.890  06-01-17  BB-            6,607       7,491,281
DTE Energy Co.,
Sr Note                                                         6.450  06-01-06  BBB            2,855       2,980,537
Duke Energy Corp.,
Note                                                            7.000  10-15-06  BBB-           1,225       1,294,029
East Coast Power LLC,
Sr Sec Note Ser B                                               7.066  03-31-12  BBB-           3,062       3,270,715
El Paso Electric Co.,
1st Mtg Ser E                                                   9.400  05-01-11  BBB            5,695       6,330,892
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)                                         8.625  04-30-13  BBB-           2,014       2,229,413
HQI Transelect Chile S.A.,
Sr Note (Chile)                                                 7.875  04-15-11  A-             3,235       3,672,964
Illinois Power Co.,
Mtg Bond                                                        7.500  07-15-25  Baa3           1,885       1,943,623
IPALCO Enterprises, Inc.,
Sr Sec Note                                                     8.625  11-14-11  BB-            3,000       3,360,000
Kansas Gas & Electric Co.,
Deb                                                             8.290  03-29-16  BB-            3,385       3,493,967
Midland Funding Corp. II,
Lease Oblig Bond Ser A (L)                                     11.750  07-23-05  BB-            4,892       5,111,081
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)                                        9.625  11-15-09  BBB-           2,445       2,897,663
Pepco Holdings, Inc.,
Note                                                            3.750  02-15-06  BBB            3,360       3,372,919

See notes to
financial statements.


13


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)           Value
Electric Utilities (continued)
PNPP II Funding Corp.,
Deb                                                             9.120% 05-30-16  BB+           $4,094      $4,777,739
Progress Energy, Inc.,
Sr Note                                                         6.750  03-01-06  BBB-           2,770       2,881,357
PSE&G Energy Holdings LLC,
Sr Note                                                         7.750  04-16-07  BB-            2,360       2,525,200
System Energy Resources, Inc.,
Sec Bond (S)                                                    5.129  01-15-14  BBB            3,815       3,802,754
Texas-New Mexico Power Co.,
Sr Note                                                         6.125  06-01-08  BB+            3,135       3,233,298
TransAlta Corp.,
Note (Canada)                                                   5.750  12-15-13  BBB-           3,295       3,360,702
TXU Australia Holdings, L.P.,
Sr Note (Australia) (S)                                         6.750  12-01-06  A-             1,650       1,746,975
TXU Energy Co. LLC,
Floating Rate Note (L)(P)                                       2.838  01-17-06  BBB            2,155       2,159,903
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond                                       8.090  01-02-17  BBB-           5,071       5,558,639

Electrical Components & Equipment 0.37%                                                                     4,526,376
AMETEK, Inc.,
Sr Note                                                         7.200  07-15-08  BBB            4,175       4,526,376

Environmental Services 0.36%                                                                                4,377,502
Allied Waste North America, Inc.,
Gtd Sr Sub Note Ser B (L)                                      10.000  08-01-09  B+             4,179       4,377,502

Food Retail 0.52%                                                                                          $6,273,636
Delhaize America, Inc.,
Note                                                            8.125  04-15-11  BB+            1,400       1,610,333
Food Lion, Inc.,
Note                                                            8.730  08-30-06  BB+            2,500       2,676,670
Kroger Co. (The),
Sr Note                                                         8.150  07-15-06  BBB            1,855       1,986,633

Foreign Government 0.20%                                                                                    2,462,847
Colombia, Republic of,
Bond (Colombia)                                                 9.750  04-09-11  BB+            2,141       2,462,847

Forest Products 0.42%                                                                                       5,144,763
Weyerhaeuser Co.,
Deb                                                             7.125  07-15-23  BBB            4,665       5,144,763

Gas Utilities 0.17%                                                                                         2,063,902
NorAm Energy Corp.,
Deb                                                             6.500  02-01-08  BBB            1,925       2,063,902

See notes to
financial statements.


14


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)           Value
Health Care Facilities 0.29%                                                                               $3,565,786
HCA, Inc.,
Note                                                            9.000% 12-15-14  BB+           $2,832      $3,318,059
Note                                                            6.375  01-15-15  BB+              250         247,727

Highways & Railtracks 0.15%                                                                                 1,825,800
TFM S.A. de C.V.,
Gtd Sr Disc Deb (Mexico)                                       11.750  06-15-09  B              1,790       1,825,800

Homebuilding 0.47%                                                                                          5,659,695
KB Home,
Sr Note                                                         5.750  02-01-14  BB+            2,890       2,839,425
Lennar Corp.,
Sr Note Ser B                                                   9.950  05-01-10  BBB-           2,615       2,820,270

Hotels, Resorts & Cruise Lines 0.74%                                                                        8,961,337
Hyatt Equities LLC,
Note (S)                                                        6.875  06-15-07  BBB            3,130       3,296,563
Meditrust,
Med Term Note                                                   7.300  01-16-06  BB-            1,945       1,998,487
Note                                                            7.000  08-15-07  BB-            1,500       1,590,000
Starwood Hotels & Resorts Worldwide, Inc.,
Sr Note                                                         7.375  05-01-07  BB+            1,945       2,076,287

Industrial Conglomerates 0.84%                                                                             10,234,168
General Electric Co.,
Note                                                            5.000  02-01-13  AAA            4,710       4,781,455
Tyco International Group S.A.,
Note (Luxembourg)                                               6.750  02-15-11  BBB            3,305       3,693,017
Note (Luxembourg)                                               5.800  08-01-06  BBB            1,695       1,759,696

Industrial Machinery 0.51%                                                                                  6,185,768
Kennametal, Inc.,
Sr Note                                                         7.200  06-15-12  BBB            2,775       3,034,618
Trinity Industries, Inc.,
Pass Thru Ctf (S)                                               7.755  02-15-09  Ba1            2,945       3,151,150

Integrated Oil & Gas 0.54%                                                                                  6,545,000
Pemex Project Funding Master Trust,
Gtd Note (Mexico)                                               9.125  10-13-10  BBB-           5,500       6,545,000

Investment Banking & Brokerage 1.30%                                                                       15,829,805
Credit Suisse First Boston USA, Inc.,
Note                                                            5.500  08-15-13  A+             2,695       2,794,788
Goldman Sachs Group, Inc.,
Note                                                            5.250  04-01-13  A+             3,805       3,855,070
Merrill Lynch & Co.,
Med Term Note Ser C                                             5.000  01-15-15  A+             2,950       2,901,620

See notes to
financial statements.


15


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)           Value
Investment Banking & Brokerage (continued)
Mizuho Financial Group Cayman Ltd.,
Gtd Note (Cayman Islands)                                       8.375% 12-29-49  A2            $3,500      $3,881,850
Morgan Stanley,
Sub Note                                                        4.750  04-01-14  A              2,485       2,396,477

IT Consulting & Other Services 0.29%                                                                        3,479,232
NCR Corp.,
Note                                                            7.125  06-15-09  BBB-           3,175       3,479,232

Meat, Poultry & Fish 0.12%                                                                                  1,430,494
Tyson Foods, Inc.,
Note                                                            7.250  10-01-06  BBB            1,345       1,430,494

Metal & Glass Containers 0.26%                                                                              3,191,875
BWAY Corp.,
Gtd Sr Sub Note                                                10.000  10-15-10  B-             1,390       1,480,350
Owens-Brockway Glass Container, Inc.,
Gtd Sr Sec Note                                                 8.750  11-15-12  BB-            1,535       1,711,525

Multi-Line Insurance 0.88%                                                                                 10,730,762
Cincinnati Financial Corp.,
Note (S)                                                        6.125  11-01-34  A              2,270       2,220,119
Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)                                                7.625  11-15-23  AA             3,985       4,819,559
New York Life Insurance Co.,
Note (S)                                                        5.875  05-15-33  AA-            3,685       3,691,084

Multi-Media 1.00%                                                                                          12,101,796
News America Holdings, Inc.,
Gtd Sr Deb                                                      8.250  08-10-18  BBB-           3,000       3,681,186
Time Warner, Inc.,
Deb                                                             9.125  01-15-13  BBB+           6,661       8,420,610

Multi-Utilities & Unregulated Power 1.21%                                                                  14,670,479
Duke Capital LLC,
Sr Note                                                         8.000  10-01-19  BBB-           3,160       3,777,970
East Coast Power LLC,
Sr Sec Note                                                     6.737  03-31-08  BBB-             271         284,338
Salton Sea Funding Corp.,
Sr Sec Note Ser B                                               7.370  05-30-05  BB+            3,418       3,464,024
Sr Sec Note Ser C (L)                                           7.840  05-30-10  BB+            6,597       7,144,147

Office Services & Supplies 0.21%                                                                            2,580,580
Office Depot, Inc.,
Note                                                            6.250  08-15-13  BBB-           2,445       2,580,580

See notes to
financial statements.


16


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)           Value
Oil & Gas Refining & Marketing & Transportation 0.38%                                                      $4,672,340
Enterprise Products Operating L.P.,
Sr Note (S)                                                     6.650% 10-15-34  BB+           $1,525       1,526,735
Sr Note Ser B                                                   6.875  03-01-33  BB+            3,055       3,145,605

Oil & Gas Exploration & Production 0.61%                                                                    7,364,566
Canadian Oil Sands Ltd.,
Note (Canada) (S)                                               4.800  08-10-09  BBB+           2,435       2,444,774
Occidental Petroleum Corp.,
Sr Deb                                                         10.125  09-15-09  BBB+           1,925       2,375,977
TEPPCO Partners, L.P.,
Gtd Sr Note                                                     7.625  02-15-12  BBB            2,215       2,543,815

Packaged Foods & Meats 0.09%                                                                                1,147,013
General Foods Corp.,
Deb                                                             7.000  06-15-11  A-             1,145       1,147,013

Paper Packaging 0.56%                                                                                       6,774,325
Stone Container Corp.,
Sr Note                                                         9.750  02-01-11  B              2,365       2,613,325
Sr Note                                                         8.375  07-01-12  B              3,800       4,161,000

Paper Products 0.38%                                                                                        4,642,600
Donohue Forest Products,
Gtd Sr Note (Canada)                                            7.625  05-15-07  BB             3,050       3,172,000
MDP Acquisitions Plc,
Sr Note (Ireland)                                               9.625  10-01-12  B              1,290       1,470,600

Pharmaceuticals 0.52%                                                                                       6,325,184
Medco Health Solutions, Inc.,
Sr Note                                                         7.250  08-15-13  BBB            3,380       3,744,827
Wyeth,
Note                                                            5.500  03-15-13  A              2,515       2,580,357

Property & Casualty Insurance 0.29%                                                                         3,517,779
Ohio Casualty Corp.,
Note                                                            7.300  06-15-14  BB             1,700       1,775,832
URC Holdings Corp.,
Sr Note (S)                                                     7.875  06-30-06  AA-            1,630       1,741,947

Real Estate Investment Trusts 1.34%                                                                        16,307,289
American Health Properties, Inc.,
Note                                                            7.500  01-15-07  BBB+           2,380       2,532,113
Healthcare Realty Trust, Inc.,
Sr Note                                                         8.125  05-01-11  BBB-           2,515       2,913,459
iStar Financial, Inc.,
Sr Note                                                         7.000  03-15-08  BBB-           2,110       2,270,212
ProLogis Trust,
Note                                                            7.050  07-15-06  BBB+           1,745       1,839,858

See notes to
financial statements.


17


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)           Value
Real Estate Investment Trusts (continued)
Spieker Properties, Inc.,
Note                                                            7.125% 12-01-06  BBB+          $4,880      $5,241,266
TriNet Corporate Realty Trust, Inc.,
Sr Note                                                         7.700  07-15-17  BB+            1,325       1,510,381

Real Estate Management & Development 0.19%                                                                  2,360,172
Socgen Real Estate Co. LLC,

Perpetual Bond Ser A (7.64% to 09-30-07
then variable) (S)                                              7.640  12-29-49  A              2,140       2,360,172

Regional Banks 0.32%                                                                                        3,923,131
Colonial Bank,
Sub Note                                                        9.375  06-01-11  BBB-           1,710       2,016,668
NB Capital Trust IV,
Gtd Cap Security                                                8.250  04-15-27  A-             1,000       1,090,714
NBD Bank N.A.,
Sub Deb                                                         8.250  11-01-24  A                650         815,749

Soft Drinks 0.14%                                                                                           1,714,950
Panamerican Beverages, Inc.,
Sr Note (Panama)                                                7.250  07-01-09  BBB            1,545       1,714,950

Specialized Finance 9.64%                                                                                 116,970,656
Americredit Automobile Receivables Trust,
Pass Thru Ctf Ser 2004-CA Class A-3                             3.000  03-06-09  AAA            2,455       2,442,169
Ameriquest Mortgage Securities, Inc.,
Pass Thru Ctf Ser 2003-IA1 Class A-4                            4.965  11-25-33  AAA            4,155       4,197,703
Bank of America Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2004-D Class 2A1                          3.649  05-25-34  AAA            6,459       6,321,398
Centex Home Equity Loan Trust,
Home Equity Loan Asset-Backed Ctf
Ser 2004-A Class -A Class AF-4                                  4.510  08-25-32  AAA            4,550       4,587,118
Citibank Credit Card Issuance Trust,
Pass Thru Ctf Ser 2003-C3 Class C3                              4.450  04-07-10  BBB            3,870       3,910,829
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5                              8.100  08-15-25  AAA            1,050       1,118,087
Countrywide Alternative Loan Trust,
Asset Backed Pass Thru Ctf
Ser 2004-24CB Class 1A1                                         6.000  11-25-34  AAA            6,230       6,471,701
Credit-Based Asset Servicing and
Securitization LLC,
Mtg Asset Backed Ctf
Ser 2004-CB4 Class A3                                           4.632  05-25-35  AAA            2,670       2,707,018

See notes to
financial statements.


18


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)           Value
Specialized Finance (continued)
Deutsche Mortgage & Asset Receiving Corp.,
Commercial Mtg Pass Thru Ctf
Ser 1998-C1 Class C                                             6.861% 06-15-31  A2            $3,585      $3,892,110
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B                                              7.990  12-30-11  BB               890         936,956
Ford Credit Auto Owner Trust,
Pass Thru Ctf Ser 2004-A Class A3                               2.930  03-15-08  AAA            5,975       5,945,125
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)                                5.098  01-15-34  BBB            3,270       3,271,115
Sub Bond Ser 2004-2A Class D (N)(S)                             5.093  12-15-14  Baa2           1,820       1,820,000
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg Pass Thru Ctf
Ser 2003-C1 Class A-4                                           4.111  07-05-35  AAA            2,865       2,741,381
Commercial Mtg Pass Thru Ctf
Ser 2003-C2 Class A-2                                           4.022  01-05-36  AAA            6,160       6,134,477
GSR Mortgage Loan Trust,
Commercial Mtg Pass Thru Ctf
Ser 2004-7 Class 2A-1                                           4.191  06-25-34  AAA            5,661       5,588,425
Household Automotive Trust,
Pass Thru Ctf Ser 2004-1 Class A3                               3.300  05-18-09  AAA            6,285       6,271,559
Humpuss Funding Corp.,
Note (S)                                                        7.720  12-15-09  B2             1,973       1,776,428
Impac Secured Assets Corp.,
Mtg Pass Thru Ctf Ser 2004-1 Class A3                           3.710  03-25-34  AAA            3,675       3,629,785
LB-UBS Commercial Mortgage Trust,
Commercial Mtg Pass Thru Ctf
Ser 2003-C3 Class A4                                            4.166  05-15-32  AAA            5,225       5,015,529
MBNA Master Credit Card Trust,
Sub Bond Ser 1998-E Class C (S)                                 6.600  09-15-10  BBB            3,735       3,995,466
ONYX Acceptance Auto Trust,
Pass Thru Ctf Ser 2004-C Class A3                               2.940  11-15-08  AAA            2,040       2,024,541
Renaissance Home Equity Loan Trust,
Asset Backed Pass Thru Ctf
Ser 2004 Class AF2 (M)                                          3.856  01-25-35  N/R            5,855       5,855,000
Residential Asset Mortgage Products, Inc.,
Pass Thru Ctf Ser 2003-RS10 Class AI-5                          4.910  01-25-31  AAA            4,595       4,656,385
Mtg Pass Thru Ctf Ser 2004-RS7 Class AI-2                       4.000  09-25-25  AAA            4,605       4,600,485
Residential Asset Securities Corp.,
Asset Backed Pass Thru Ctf
Ser 2004-A-KS5 Class A2 (P)                                     2.401  09-25-33  AAA            5,965       5,964,549

See notes to
financial statements.


19


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)           Value
Specialized Finance (continued)
Specialty Underwriting & Residential Finance Trust,
Mtg Loan Asset Backed Ctf
Ser 2003 BC4 Class A3B                                          4.788% 11-25-34  AAA           $6,685      $6,580,943
WFS Financial Owner Trust,
Pass Thru Ctf Ser 2004-3 Class A3                               3.300  03-17-09  AAA            4,525       4,514,374

Telecommunication Services 5.12%                                                                           62,089,633
AT&T Corp.,
Sr Note                                                         9.050  11-15-11  BB+            3,776       4,304,640
Bellsouth Corp.,
Bond                                                            5.200  09-15-14  A              2,675       2,677,424
Deutsche Telekom International Finance B.V.,
Bond (Coupon rate step up/down
on rating) (Netherlands)                                        8.750  06-15-30  BBB+           4,785       6,145,026
Qwest Capital Funding, Inc.,
Gtd Note (L)                                                    7.750  08-15-06  B              3,345       3,462,075
Qwest Corp.,
Note (S)                                                        9.125  03-15-12  BB-            3,940       4,481,750
SBC Communications, Inc.,
Bond                                                            6.450  06-15-34  A              2,560       2,641,897
Note                                                            6.150  09-15-34  A                830         824,074
Note                                                            5.100  09-15-14  A              1,875       1,858,206
Sprint Capital Corp.,
Note                                                            7.125  01-30-06  BBB-           8,515       8,884,917
Note                                                            6.875  11-15-28  BBB-           1,725       1,832,975
Telecom de Puerto Rico,
Sr Sub Note (Puerto Rico)                                       6.650  05-15-06  BBB+           4,750       4,939,311
Telefonos de Mexico S.A. de C.V.,
Sr Note (Mexico)                                                8.250  01-26-06  BBB-           6,250       6,581,206
Telus Corp.,
Note (Canada)                                                   8.000  06-01-11  BBB            4,790       5,605,450
Verizon Pennsylvania, Inc.,
Note Ser A (L)                                                  5.650  11-15-11  A+             7,525       7,850,682

Telecommunications Equipment 0.77%                                                                          9,328,949
Corning, Inc.,
Deb                                                             7.000  03-15-07  BB+            1,920       1,920,000
Med Term Note                                                   8.300  04-04-25  Ba2            3,930       4,155,975
Note                                                            6.300  03-01-09  BB+            1,495       1,550,263
France Telecom S.A.,
Sr Note (France)                                                7.950  03-01-06  BBB+           1,615       1,702,711

Thrifts & Mortgage Finance 0.29%                                                                            3,493,260
Doral Financial Corp.,
Floating Rate Note (Puerto Rico) (P)                            2.909  07-20-07  BBB-           3,490       3,493,260

See notes to
financial statements.


20


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)           Value
Tobacco 0.58%                                                                                              $7,081,736
Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)                                         10.625% 09-01-08  B             $1,355       1,409,200
Phillip Morris Co., Inc.,
Note                                                            6.950  06-01-06  BBB            5,445       5,672,536

Trucking 0.47%                                                                                              5,743,839
CNF, Inc.,
Sr Deb Ser B                                                    6.700  05-01-34  BBB-           1,975       2,023,729
ERAC USA Finance Co.,
Note (S)                                                        7.950  12-15-09  BBB+           1,985       2,300,164
Hertz Corp.,
Note                                                            4.700  10-02-06  BBB-           1,405       1,419,946

Utilities Other 0.83%                                                                                      10,024,330
Magellan Midstream Partners, L.P.,
Note                                                            6.450  06-01-14  BBB            2,800       2,999,609
Midland Funding Corp. II,
Deb Ser B                                                      13.250  07-23-06  BB-            3,790       4,209,534
NiSource Finance Corp.,
Gtd Note                                                        3.200  11-01-06  BBB            2,845       2,815,187

Wireless Telecommunication Services 0.77%                                                                   9,323,404
AT&T Wireless Services, Inc.,
Sr Note                                                         8.125  05-01-12  A              1,700       2,035,192
Mobile Telesystems Finance S.A.,
Gtd Bond (Luxembourg)                                          10.950  12-21-04  BB-              900         902,250
Gtd Bond (Luxembourg) (S)                                      10.950  12-21-04  BB-            1,470       1,473,675
Gtd Sr Note (Luxembourg) (S)                                    9.750  01-30-08  BB-              720         770,400
Gtd Sr Note (Luxembourg) (S)                                    8.375  10-14-10  BB-            1,430       1,476,475
PTC International Finance II S.A.,
Gtd Sr Sub Note (Luxembourg)                                   11.250  12-01-09  BB+            1,110       1,176,600
Rogers Wireless, Inc.,
Sr Sub Note (Canada) (S)                                        8.000  12-15-12  B+             1,435       1,488,812

                                                                                 Credit
Issuer, description                                                              rating (A)    Shares           Value

Preferred stocks 0.28%                                                                                     $3,343,725
(Cost $3,448,125)

Electric Utilities 0.28%                                                                                    3,343,725
TNP Enterprises, Inc., 14.50%, Ser D                                             B+             2,895       3,343,725

See notes to
financial statements.


21


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)           Value
U.S. government and agencies securities 40.87%                                                           $495,952,181
(Cost $493,119,147)

Government U.S. 7.22%                                                                                      87,590,462
United States Treasury,
Bond (L)                                                        6.250% 08-15-23  AAA           $9,940      11,405,375
Bond (L)                                                        5.375  02-15-31  AAA           47,375      49,862,188
Inflation Indexed Note (L)                                      2.000  07-15-14  AAA            6,724       6,881,427
Note (L)                                                        4.250  11-15-14  AAA           19,610      19,441,472

Government U.S. Agency 33.65%                                                                             408,361,719
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                             4.500  05-01-19  AAA            5,818       5,783,520
15 Yr Pass Thru Ctf                                             4.500  08-01-19  AAA            4,155       4,130,460
15 Yr Pass Thru Ctf                                             4.500  11-01-19  AAA            3,205       3,185,541
20 Yr Pass Thru Ctf                                            11.250  01-01-16  AAA              124         136,254
30 Yr Pass Thru Ctf                                             6.000  08-01-34  AAA           20,249      20,907,389
30 Yr Pass Thru Ctf                                             6.000  09-01-34  AAA            3,849       3,974,608
30 Yr Pass Thru Ctf                                             5.000  08-01-33  AAA           12,006      11,892,429
CMO REMIC 2640-WA                                               3.500  03-15-33  AAA            2,407       2,360,021
CMO REMIC 2754-PC                                               5.000  12-15-28  AAA            9,815       9,903,364
CMO REMIC 2836-QD                                               5.000  09-15-27  AAA            6,360       6,434,038
Note                                                            4.375  02-04-10  AAA           19,460      19,443,887
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                             9.000  06-01-10  AAA            1,602       1,723,579
15 Yr Pass Thru Ctf                                             7.500  02-01-08  AAA              144         150,600
15 Yr Pass Thru Ctf                                             7.000  09-01-10  AAA              288         306,160
15 Yr Pass Thru Ctf                                             7.000  04-01-17  AAA            1,052       1,116,910
15 Yr Pass Thru Ctf                                             7.000  06-01-17  AAA              255         271,199
15 Yr Pass Thru Ctf                                             5.000  01-01-18  AAA           11,210      11,371,870
15 Yr Pass Thru Ctf                                             5.000  05-01-18  AAA           22,333      22,663,114
15 Yr Pass Thru Ctf                                             5.000  06-01-18  AAA            3,612       3,665,857
15 Yr Pass Thru Ctf                                             5.000  08-01-19  AAA           12,631      12,813,332
15 Yr Pass Thru Ctf                                             5.000  10-01-19  AAA           17,903      18,161,778
15 Yr Pass Thru Ctf                                             5.000  11-01-19  AAA           10,092      10,237,602
15 Yr Pass Thru Ctf                                             4.500  05-01-18  AAA           11,228      11,182,737
15 Yr Pass Thru Ctf                                             4.500  10-01-18  AAA           22,819      22,727,245
15 Yr Pass Thru Ctf                                             4.500  10-01-19  AAA            5,927       5,894,037
30 Yr Pass Thru Ctf                                             6.500  03-01-32  AAA            1,971       2,070,560
30 Yr Pass Thru Ctf                                             6.500  08-01-34  AAA            8,861       9,305,938
30 Yr Pass Thru Ctf                                             6.500  09-01-34  AAA            6,022       6,324,679
30 Yr Pass Thru Ctf                                             6.000  08-01-34  AAA            7,654       7,905,500
30 Yr Pass Thru Ctf                                             5.500  04-01-33  AAA           16,299      16,577,663
30 Yr Pass Thru Ctf                                             5.500  05-01-34  AAA            6,159       6,236,828
30 Yr Pass Thru Ctf                                             5.500  09-01-34  AAA           31,256      31,664,001
30 Yr Pass Thru Ctf                                             5.500  11-01-34  AAA            6,996       7,085,137
30 Yr Pass Thru Ctf                                             5.000  04-01-34  AAA           12,328      12,175,268

See notes to
financial statements.


22


FINANCIAL STATEMENTS

                                                             Interest  Maturity  Credit     Par value
Issuer, description                                              rate  date      rating (A)     (000)           Value
Government U.S. Agency (continued)
Federal National Mortgage Assn.,
CMO REMIC 2002-82-QL                                            5.000% 05-25-27  AAA           $5,403      $5,469,256
CMO REMIC 2003-16-PD                                            5.000  10-25-16  AAA           10,690      10,813,539
CMO REMIC 2003-17-QT                                            5.000  08-25-27  AAA           13,365      13,396,957
CMO REMIC 2003-33-AC                                            4.250  03-25-33  AAA            2,038       2,033,878
CMO REMIC 2003-49-JE                                            3.000  04-25-33  AAA            5,471       5,255,353
CMO REMIC 2003-58-AD                                            3.250  07-25-33  AAA            6,113       5,964,961
CMO REMIC 2003-63-PE                                            3.500  07-25-33  AAA            4,087       3,958,401
Financing Corp.,
Bond                                                           10.350  08-03-18  AAA            6,045       9,098,910
Bond                                                            9.400  02-08-18  AAA           21,035      29,596,014
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                            10.500  01-15-16  AAA               26          29,836
30 Yr Pass Thru Ctf                                            10.000  06-15-20  AAA               51          57,958
30 Yr Pass Thru Ctf                                            10.000  11-15-20  AAA               27          30,703
30 Yr Pass Thru Ctf                                            10.000  03-15-25  AAA               12          13,458
30 Yr Pass Thru Ctf                                             9.500  11-15-19  AAA                8           9,415
30 Yr Pass Thru Ctf                                             9.500  03-15-20  AAA               39          44,116
30 Yr Pass Thru Ctf                                             9.500  06-15-20  AAA               12          14,582
30 Yr Pass Thru Ctf                                             9.500  12-15-20  AAA               62          70,234
30 Yr Pass Thru Ctf                                             9.500  01-15-21  AAA               63          71,547
30 Yr Pass Thru Ctf                                             9.500  05-15-21  AAA               79          89,524
30 Yr Pass Thru Ctf                                             6.000  12-20-33  AAA            7,049       7,291,132
30 Yr Pass Thru Ctf                                             5.500  10-15-33  AAA            2,273       2,316,495
30 Yr Pass Thru Ctf (M)                                         5.000  12-15-34  AAA            1,370       1,361,437
CMO REMIC 2003-42-XA                                            3.750  05-16-33  AAA            1,624       1,590,908

                                                                            Interest        Par value
Issuer, description, maturity date                                              rate            (000)           Value
Short-term investments 2.87%                                                                              $34,807,000
(Cost $34,807,000)

Joint Repurchase Agreement 2.87%                                                                           34,807,000
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. -- Dated
11-30-04, due 12-01-04 (secured by U.S.
Treasury Inflation Indexed Bonds 3.375%
thru 3.625% due 04-15-32 thru 04-15-28 and
U.S. Treasury Inflation Indexed Note 3.000%
due 07-05-12)                                                                  1.960%         $34,807      34,807,000

Total investments 98.90%                                                                               $1,200,280,591

Other assets and liabilities, net 1.10%                                                                   $13,388,582

Total net assets 100.00%                                                                               $1,213,669,173

See notes to
financial statements.

FINANCIAL STATEMENTS

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L) All or a portion of this security is on loan as of November 30, 2004.

(M) These securities having an aggregate value of $7,216,437, or 0.59% of the Fund's net assets, have been purchased as a forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments.

    Accordingly, the market value of $7,346,094 of Federal National Mortgage Assn., 5.500%, 09-01-34 has been segregated to cover the forward commitments.

(N) These securities having an aggregate value of $4,290,988 or 0.35% of the Fund's net assets, have been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $4,409,681, 5.500%, 09-01-2034 has been segregated to cover the when-issued commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2004.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $85,469,263 or 7.04% of the Fund's net assets as of November 30, 2004.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

November 30, 2004
(unaudited)

This table shows the
Fund's investments
as a percentage of
net assets aggre
gated by various
industry sectors.

Industry sector distribution         Value as a percentage of Fund's net assets
-------------------------------------------------------------------------------
Consumer discretionary                                                    6.42%
Consumer staples                                                          2.76
Energy                                                                    1.52
Financials                                                               17.47
Government -- foreign                                                     0.34
Government -- U.S.                                                        7.22
Government -- U.S. agency                                                33.65
Health care                                                               0.60
Industrials                                                               4.88
Information technology                                                    1.45
Materials                                                                 1.67
Mortgage bonds                                                            3.27
Short-term investments                                                    2.87
Telecommunication services                                                5.72
Utilities                                                                 9.06

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

November 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $1,180,241,362)
including $100,004,317 of securities loaned                    $1,200,280,591
Cash                                                                      474
Cash segregated for futures contracts                                 731,000
Receivable for investments sold                                    13,161,544
Receivable for shares sold                                             71,846
Receivable for futures variation margin                                26,875
Interest receivable                                                14,291,356
Other assets                                                          143,015

Total assets                                                    1,228,706,701

Liabilities
Payable for investments purchased                                  12,690,457
Payable for shares repurchased                                        700,303
Dividends payable                                                     151,321
Payable to affiliates
Management fees                                                       535,902
Distribution and service fees                                          80,415
Other                                                                 707,939
Other payables and accrued expenses                                   171,191

Total liabilities                                                  15,037,528

Net assets
Capital paid-in                                                 1,210,011,791
Accumulated net realized loss on investments
and financial futures contracts                                   (14,358,469)
Net unrealized appreciation of investments
and financial futures contracts                                    21,168,678
Distributions in excess of net investment income                   (3,152,827)

Net assets                                                     $1,213,669,173

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($1,033,085,872 [DIV] 67,785,402 shares)                       $15.24
Class B ($145,574,439 [DIV] 9,551,841 shares)                          $15.24
Class C ($30,154,475 [DIV] 1,978,574 shares)                           $15.24
Class I ($4,745,740 [DIV] 311,406 shares)                              $15.24
Class R ($108,647 [DIV] 7,128 shares)                                  $15.24

Maximum offering price per share
Class A 1 ($15.24 [DIV] 95.5%)                                         $15.96

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
November 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest (net of foreign withholding taxes of $8,311)             $32,489,782
Dividends                                                             592,161
Securities lending                                                    142,324

Total investment income                                            33,224,267

Expenses
Investment management fees                                          3,089,081
Class A distribution and service fees                               1,565,583
Class B distribution and service fees                                 780,089
Class C distribution and service fees                                 155,797
Class R distribution and service fees                                     152
Class A, B and C transfer agent fees                                1,315,201
Class I transfer agent fees                                             1,157
Class R transfer agent fees                                               156
Accounting and legal services fees                                    154,454
Custodian fees                                                         93,511
Miscellaneous                                                          83,935
Printing                                                               82,065
Registration and filing fees                                           37,933
Trustees' fees                                                         29,898
Professional fees                                                      28,459
Interest                                                                8,162
Securities lending fees                                                 4,367

Total expenses                                                      7,430,000
Less expense reductions                                               (46,796)

Net expenses                                                        7,383,204

Net investment income                                              25,841,063

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                         5,575,106
Financial futures contracts                                        (4,919,513)

Change in net unrealized appreciation (depreciation) of
Investments                                                        21,782,119
Financial futures contracts                                         1,392,522

Net realized and unrealized gain                                   23,830,234

Increase in net assets from operations                            $49,671,297

1 Semiannual period from 6-1-04 through 11-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions,
if any, paid to
shareholders and
the net of Fund
share transactions.
                                                Year           Period
                                               ended            ended
                                             5-31-04         11-30-04 1
Increase (decrease) in net assets
From operations

Net investment income                    $59,769,750      $25,841,063
Net realized gain                         21,738,223          655,593
Change in net unrealized
appreciation (depreciation)              (79,633,191)      23,174,641

Increase in net assets
resulting from operations                  1,874,782       49,671,297

Distributions to shareholders
From net investment income
Class A                                  (54,665,922)     (24,369,340)
Class B                                   (8,303,883)      (3,098,507)
Class C                                   (1,569,152)        (619,082)
Class I                                     (439,075)        (118,794)
Class R                                       (3,991)          (2,398)
                                         (64,982,023)     (28,208,121)
From Fund share transactions            (169,382,863)     (55,199,394)

Net assets
Beginning of period                    1,479,895,495    1,247,405,391

End of period 2                       $1,247,405,391   $1,213,669,173

1 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

2 Includes distributions in excess of net investment income of $785,769 and $3,152,827, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                 5-31-00 1   5-31-01 1   5-31-02 1,2   5-31-03   5-31-04   11-30-04 3
Per share operating performance
Net asset value,
beginning of period                           $14.76      $13.93      $14.69        $14.71    $15.69     $14.98
Net investment income 4                         0.96        0.92        0.82          0.72      0.70       0.33
Net realized and unrealized
gain (loss) on investments                     (0.83)       0.76        0.06          1.02     (0.65)      0.29
Total from
investment operations                           0.13        1.68        0.88          1.74      0.05       0.62
Less distributions
From net investment income                     (0.96)      (0.92)      (0.86)        (0.76)    (0.76)     (0.36)
Net asset value, end of period                $13.93      $14.69      $14.71        $15.69    $14.98     $15.24
Total return 5 (%)                              0.97       12.38        6.10         12.26      0.31       4.14 6,7

Ratios and supplemental data
Net assets, end of period
(in millions)                                 $1,098      $1,140      $1,144        $1,192    $1,047     $1,033
Ratio of expenses to
average net assets (%)                          1.11        1.12        1.11          1.12      1.09       1.09 8
Ratio of adjusted expenses
to average net assets 9 (%)                       --          --          --            --        --       1.10 8
Ratio of net investment income
to average net assets (%)                       6.69        6.38        5.51          4.84      4.55       4.29 8
Portfolio turnover (%)                           162         235         189           273       241         77

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                 5-31-00 1   5-31-01 1   5-31-02 1,2   5-31-03   5-31-04   11-30-04 3
Per share operating performance
Net asset value,
beginning of period                           $14.76      $13.93      $14.69        $14.71    $15.69     $14.98
Net investment income 4                         0.86        0.83        0.72          0.62      0.59       0.28
Net realized and unrealized
gain (loss) on investments                     (0.83)       0.76        0.06          1.02     (0.65)      0.28
Total from
investment operations                           0.03        1.59        0.78          1.64     (0.06)      0.56
Less distributions
From net investment income                     (0.86)      (0.83)      (0.76)        (0.66)    (0.65)     (0.30)
Net asset value, end of period                $13.93      $14.69      $14.71        $15.69    $14.98     $15.24
Total return 5 (%)                              0.27       11.64        5.37         11.48     (0.39)      3.78 6,7

Ratios and supplemental data
Net assets, end of period
(in millions)                                   $197        $218        $236          $233      $164        $146
Ratio of expenses
to average net assets (%)                       1.81        1.78        1.81          1.82      1.79       1.79 8
Ratio of adjusted expenses
to average net assets 9 (%)                       --          --          --            --        --       1.80 8
Ratio of net investment income
to average net assets (%)                       6.00        5.71        4.81          4.15      3.84       3.59 8
Portfolio turnover (%)                           162         235         189           273       241         77

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                 5-31-00 1   5-31-01 1   5-31-02 1,2   5-31-03   5-31-04   11-30-04 3
Per share operating performance
Net asset value,
beginning of period                           $14.76      $13.93      $14.69        $14.71    $15.69     $14.98
Net investment income 4                         0.85        0.82        0.72          0.62      0.59       0.28
Net realized and unrealized
gain (loss) on investments                     (0.83)       0.76        0.06          1.02     (0.64)      0.28
Total from
investment operations                           0.02        1.58        0.78          1.64     (0.05)      0.56
Less distributions
From net investment income                     (0.85)      (0.82)      (0.76)        (0.66)    (0.66)     (0.30)
Net asset value, end of period                $13.93      $14.69      $14.71        $15.69    $14.98     $15.24
Total return 5 (%)                              0.28       11.60        5.36         11.48     (0.39)     $3.78 6,7

Ratios and supplemental data
Net assets, end of period
(in millions)                                    $24         $26         $44           $45       $32        $30
Ratio of expenses to
average net assets (%)                          1.80        1.82        1.81          1.82      1.79       1.79 8
Ratio of adjusted expenses
to average net assets 9 (%)                       --          --          --            --        --       1.80 8
Ratio of net investment income
to average net assets (%)                       6.01        5.66        4.81          4.15      3.84       3.59 8
Portfolio turnover (%)                           162         235         189           273       241         77

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS I SHARES

Period ended                                 5-31-02 1,2,10     5-31-03     5-31-04    11-30-04 3
Per share operating performance
Net asset value,
beginning of period                           $14.96             $14.71      $15.69      $14.98
Net investment income 4                         0.66               0.78        0.76        0.36
Net realized and unrealized
gain (loss) on investments                     (0.21)              1.02       (0.64)       0.29
Total from
investment operations                           0.45               1.80        0.12        0.65
Less distributions
From net investment income                     (0.70)             (0.82)      (0.83)      (0.39)
Net asset value, end of period                $14.71             $15.69      $14.98      $15.24
Total return 5 (%)                              3.04 6            12.71        0.78        4.38 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                     -- 11              $9          $5          $5
Ratio of expenses to
average net assets (%)                          0.68 8             0.72        0.63        0.63 8
Ratio of net investment income
to average net assets (%)                       5.94 8             5.23        4.98        4.75 8
Portfolio turnover (%)                           189                273         241          77

FINANCIAL HIGHLIGHTS

CLASS R SHARES

Period ended                                 5-31-04 10    11-30-04 3
Per share operating performance
Net asset value,
beginning of period                           $14.93         $14.98
Net investment income 4                         0.54           0.32
Net realized and unrealized
gain on investments                             0.10           0.29
Total from
investment operations                           0.64           0.61
Less distributions
From net investment income                     (0.59)         (0.35)
Net asset value, end of period                $14.98         $15.24
Total return 5 (%)                              4.30 6         4.09 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                     -- 11          -- 11
Ratio of expenses to
average net assets (%)                          1.38 8         1.17 8
Ratio of net investment income
to average net assets (%)                       4.40 8         4.21 8
Portfolio turnover (%)                           241             77

See notes to
financial statements.


 1 Audited by previous auditor.

 2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase (decrease) net realized and unrealized gains (losses) per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.81%, 5.11%, 5.09% and 6.24% for Class A, Class B, Class C and Class I shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

 3 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

 4 Based on the average of the shares outstanding.

 5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 6 Not annualized.

 7 Total return would have been lower had certain expenses not been reduced during the period shown.

 8 Annualized.

 9 Does not take into effect expense reductions during the period shown.

10 Class I shares and Class R shares began operations on 9-4-01 and 8-5-03, respectively.

11 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Bond Fund (the "Fund") is a diversified series of John Hancock Sovereign Bond Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments, which have a remaining maturity of 60 days or less, may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when issued" or "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At November 30, 2004, the Fund loaned securities having a market value of $100,104,795 collateralized by securities in the amount of $102,106,891. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On November 30, 2004, the Fund had deposited $731,000 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on November 30, 2004:


                              NUMBER OF
OPEN CONTRACTS                CONTRACTS     POSITION     EXPIRATION    APPRECIATION
-----------------------------------------------------------------------------------
U.S. 10-Year Treasury Note    860           Short        Mar 2005        $1,129,449

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $14,138,815 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2009 -- $14,103,038 and May 31, 2010 --$35,777.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During a year ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $64,982,023. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35%
of the Fund's average daily net asset value in excess of $2,500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value, and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In addition, under a service Plan for a Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended November 30, 2004, JH Funds received net up-front sales charges of $276,531 with regard to sales of Class A shares. Of this amount, $30,952 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $99,230 was paid as sales commissions to unrelated broker-dealers and $146,349 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the period ended November 30, 2004, JH Funds received net up-front sales charges of $10,072 with regard to sales of Class C shares. Of this amount, $9,901 was paid as sales commissions to unrelated broker-dealers and $171 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2004, CDSCs received by JH Funds amounted to $167,695 for Class B shares and $1,033 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of Class R average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $46,796 during the period ended November 30, 2004. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $154,454. The Fund also paid the Adviser the amount of $2,881 for certain publishing services, included in the printing fees.

The Adviser owned 6,698 Class R shares of beneficial interest of the Fund on November 30, 2004.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of the Fund's shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 5-31-04         Period ended 11-30-04 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       5,824,845     $89,554,899     1,735,027     $26,371,375
Distributions reinvested   2,910,959      44,557,244     1,351,170      20,516,416
Repurchased              (14,853,151)   (227,944,897)   (5,173,432)    (78,485,710)
Net decrease              (6,117,347)   ($93,832,754)   (2,087,235)   ($31,597,919)

Class B shares
Sold                         965,793     $14,845,807       597,389      $9,097,229
Distributions reinvested     387,561       5,934,167       151,497       2,298,712
Repurchased               (5,237,216)    (80,229,304)   (2,157,224)    (32,791,473)
Net decrease              (3,883,862)   ($59,449,330)   (1,408,338)   ($21,395,532)

Class C shares
Sold                         348,423      $5,328,454        91,356      $1,390,218
Distributions reinvested      77,945       1,193,806        31,740         481,546
Repurchased               (1,184,766)    (18,155,936)     (278,884)     (4,231,100)
Net decrease                (758,398)   ($11,633,676)     (155,788)    ($2,359,336)

Class I shares
Sold                          88,680      $1,370,545        26,112        $398,120
Distributions reinvested      28,118         430,842         7,980         121,184
Repurchased                 (413,475)     (6,370,177)      (24,406)       (370,834)
Net increase (decrease)     (296,677)    ($4,568,790)        9,686        $148,470

Class R shares 2
Sold                           6,806        $101,687           322          $4,923
Net increase                   6,806        $101,687           322          $4,923

Net decrease             (11,049,478)  ($169,382,863)   (3,641,353)   ($55,199,394)

1 Semiannual period from 6-1-04 through 11-30-04. Unaudited.

2 Class R shares began operations on 8-5-03.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2004, aggregated $798,853,002 and $786,727,571, respectively.

Purchases and proceeds from sales or maturities of obligations of U.S. government aggregated $119,713,276 and $179,544,114, respectively, during the period ended November 30, 2004.

The cost of investments owned on November 30, 2004, including short-term investments, for federal income tax purposes, was $1,185,146,329. Gross unrealized appreciation and depreciation of investments aggregated $30,748,676 and $15,614,414, respectively, resulting in net unrealized appreciation of $15,134,262. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discounts on debt securities.

Note E
Shareholder meeting

On December 1, 2004, a Special Meeting of Shareholders of the Fund was held to elect nine Trustees, effective January 1, 2005.

Proxies covering 53,065,023 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                  WITHHELD
                               FOR               AUTHORITY
----------------------------------------------------------
James F. Carlin                52,367,543          697,480
Richard P. Chapman, Jr.        52,363,292          701,731
William H. Cunningham          52,341,107          723,916
Ronald R. Dion                 52,367,543          697,480
Charles L. Ladner              52,364,862          700,161
Dr. John A. Moore              52,383,363          681,660
Patti McGill Peterson          52,332,355          732,668
Steven R. Pruchansky           52,347,075          717,948
James A. Shepherdson           52,377,884          687,139

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone               On the Fund's Web site        On the SEC's Web site

1-800-225-5291         www.jhfunds.com/proxy         www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

Susan S. Newton
Senior Vice President and
Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way,
Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803


The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:                       Express mail:
          John Hancock                        John Hancock
          Signature Services, Inc.            Signature Services, Inc.
          1 John Hancock Way, Suite 1000      Mutual Fund Image Operations
          Boston, MA 02217-1000               529 Main Street
                                              Charlestown, MA 02129

Phone     Customer service representatives    1-800-225-5291
          24-hour automated information       1-800-338-8080
          TDD line                            1-800-554-6713


A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Bond Fund.


210SA  11/04
        1/05

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   January 26, 2005


By:
    -----------------------
    William H. King
    Vice President and Treasurer

Date:   January 26, 2005